Stock-Based Compensation (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended		6 Months Ended
	Nov. 10, 2021	May 10, 2021	Dec. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Shares issued to related party, shares			500,000
Shares issued to related party, value			$ 377,500		$ 1,105,587	$ 677,507
Stock based compensation							$ 1,783,094	$ 0
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares issued to related party, shares			500,000
Shares Issued, Price Per Share			$ 0.76		$ 0.76		$ 0.76
Employee [Member]
Defined Benefit Plan Disclosure [Line Items]
Cashless warrants				2,275,000
Cashless warrants vest				825,000
Exercise price				$ 0.45
Board of Directors Chairman [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares issued cancelled	6,500,000
Cashless warrants	6,500,000
Cashless warrants vest	4,500,000
Chief Financial Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Options granted		1,000,000
Exercise price		$ 0.47
Option term		10 years
Fair value of options granted per share		$ 0.43
Employee [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of options granted per share				$ 0.73